Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS:

a.      Organization and General

SPREE ACQUISITION CORP. 1 LIMITED (hereafter — the Company) is a blank check company, incorporated on August 6, 2021 as a Cayman Islands exempted company, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination (hereafter — the Business Combination).

Although the Company is not limited to a particular industry or geographic region for the purpose of consummating a Business Combination, the Company intends to focus its search on mobility-related technology businesses.

The Company is an early stage and an emerging growth company, and as such, the Company is subject to all of its risks associated with early stage and emerging growth companies.

All activity for the year ended December 31, 2022 relates to identifying and evaluating prospective acquisition targets for an Initial Business Combination. The Company generates income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the Private Placement (as defined below in Note 1(b)).

The Company has selected December 31 as its fiscal year end.

b.      Sponsor and Financing

The Company’s sponsor is Spree Operandi, LP, a Cayman Islands exempted limited partnership, which formed a wholly owned subsidiary, Spree Operandi U.S. LP, a Delaware limited partnership, for purposes of holding securities of the Company (collectively, the parent company and subsidiary, the “Sponsor”).

The registration statement relating to the Company’s Public Offering was declared effective by the United States Securities and Exchange Commission (the “SEC”) on December 15, 2021. The initial stage of the Company’s Public Offering — the sale of 20,000,000 Units at a price of $10 per Unit or $200 million in the aggregate — closed on December 20, 2021. In addition, the Sponsor purchased in a private placement that closed concurrently with the Public Offering (the “Private Placement”) an aggregate of 945,715 private Units (see also note 3) (the “Private Units”) at a price of $10 per Private Unit, or $9,457,150 in the aggregate. Upon those closings, $204 million was placed in a trust account (the “Trust Account”) (see also note 2(d) below). Out of the $204 million placed in the trust account, $200 million was derived from the gross proceeds of the Public Offering, inclusive of the partial exercise of the over-allotment option by the underwriter, and an additional $4 million was derived from the proceeds invested by the Company’s Sponsor in the Private Placement, for the benefit of the public. The Company intends to finance its initial Business Combination with the net proceeds from the Public Offering and the Private Placement.

c.      The Trust Account

The proceeds held in the Trust Account are invested only in specified U.S. government treasury bills or in specified money market funds registered under the Investment Company Act and compliant with Rule 2a-7. Unless and until the Company completes the Business Combination, it may pay its expenses only from the net proceeds of the Private Placement held outside of the Trust Account. The balance outside the Trust Account as of December 31, 2022 was approximately $7 thousands.

d.      Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating an initial Business Combination. The initial Business Combination must occur with one or more operating businesses or assets with a fair market value equal to at least 80%

of the net assets held in the Trust Account (excluding taxes payable on the income accrued in the Trust Account). There is no assurance that the Company will be able to successfully consummate an initial Business Combination.

The Company, after signing a definitive agreement for an initial Business Combination, will provide its public shareholders the opportunity to redeem all or a portion of their shares upon the completion of the initial Business Combination, either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5 million following such redemptions. In such case, the Company would not proceed with the redemption of its public shares and the related initial Business Combination, and instead may search for an alternate initial Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with an initial Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account, calculated as of two days prior to the general meeting or commencement of the Company’s tender offer, including interest but less taxes payable. As a result, the Company’s Class A ordinary shares are recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

Pursuant to the Company’s memorandum and articles of association, if the Company is unable to complete the initial Business Combination within a 15-month period (such 15-month period extended (a) to 18 months if the Company has filed (i) a Form 8-K including a definitive merger or acquisition agreement or (ii) a proxy statement, registration statement or similar filing for an initial business combination but has not completed the initial business combination within such 15-month period or (b) two instances by an additional three months each instance for a total of up to 18 months or 21 months, respectively, by depositing into the trust account for each three month extension an amount equal to $0.10 per unit) or during any shareholder-approved extension period, (hereafter — the Combination Period), following the closing of the Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100 thousand of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Class B ordinary shares (as described in note 6) held by them if the Company fails to complete the initial Business Combination within 15 months or during any extension period following the closing of the Public Offering. However, if the Sponsor or any of the Company’s directors or officers acquire any Class A ordinary shares, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an initial Business Combination, the Company’s shareholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the ordinary shares. The Company’s shareholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the ordinary shares, except that the Company will provide its shareholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

In October 2022, the Company entered into a business combination agreement with WHC Worldwide, LLC, a Missouri limited liability company doing business as zTrip. This proposed Business Combination was unanimously approved by the board of directors of Spree and also approved by the sole managing member, and the requisite holders of the issued and outstanding units, of WHC LLC. The proposed Business Combination is expected to close in the first half of 2023. However, there can be no assurance that the Company will be able to consummate the Business Combination.

The Company intend to effectuate this initial business combination using (i) cash from the proceeds of the initial public offering and the private placement of the private units, (ii) cash from a new PIPE financing involving the sale of shares and/or other equity, (iii) cash from one or more debt financings, and/or (iv) issuance of shares to target company shareholders.

e.      Substantial Doubt about the Company’s Ability to continue as a Going Concern

As of December 31, 2022, the Company had approximately $7 thousand of cash and an accumulated deficit of $10,450 thousand. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standard Codification 205-40, “Going Concern”, the Company will need to obtain additional funds in order to satisfy its liquidity needs in its search for an Initial Business Combination. Since its inception date and through the issuance date of these financial statements, the Company’s liquidity needs were satisfied through an initial capital injection from the Sponsor, followed by net Private Placement proceeds, as well as several borrowings of funds under promissory notes issued by the Company to the Sponsor (which borrowings were repaid upon the closing of the Company’s Public Offering). Management has determined that it will need to rely and is significantly dependent on amounts to be made available under future promissory notes or other forms of financial support to be provided by the Sponsor (which the Sponsor is not obligated to provide).

Moreover, the Company has until June 20, 2023 (which reflects an Extension Period due to the Company’s announcement of entry into the Business Combination Agreement, see d. Initial Business Combination above) to consummate the initial Business Combination. If a business combination is not consummated by this date (unless extended), there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the need to obtain additional funds in order to satisfy its liquidity needs, as well as the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern.

The Company intends to complete the Initial Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination ahead of June 20, 2023, nor that it will be able to raise sufficient funds to complete an Initial Business Combination.

No adjustments have been made to the carrying amounts and classification of assets or liabilities should the Company fail to obtain financial support in its search for an Initial Business Combination, nor if it is required to liquidate after June 20, 2023.

f.       Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make a comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible, because of the potential differences in accounting standards used.